Estimates, Significant Accounting Policies and Balance Sheet Detail (Components And Useful Lives Of Intangibles And Other Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Amortization, Intangibles, Gross	$ 160	$ 149
Gross Carrying Amount	2,150	1,142
Accumulated Amortization	(160)	(149)
Gross Carrying Amount, Total intangible assets	2,451	1,221
Trademarks [Member]
Accumulated Amortization	0	0
Gross Carrying Amount, Non-amortizable intangible assets	301	79
Customer relationships, contracts and agreements [Member]
Gross Carrying Amount	2,032	1,059
Accumulated Amortization	(150)	(135)
Trade names [Member]
Gross Carrying Amount	66	66
Accumulated Amortization	(8)	(5)
Intangible assets, useful life (years)	20 years 0 months 0 days
Noncompete agreements [Member]
Gross Carrying Amount	0	15
Accumulated Amortization	0	(8)
Patents [Member]
Gross Carrying Amount	48	1
Accumulated Amortization	(1)	0
Intangible assets, useful life (years)	9 years 0 months 0 days
Other [Member]
Gross Carrying Amount	4	1
Accumulated Amortization	$ (1)	$ (1)